Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Description of Business

(a) Description of Business

Five Below, Inc. (the “Company”) is a specialty value retailer offering merchandise targeted at the teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products includes select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of February 2, 2013, operated in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, Michigan, Missouri, and Georgia, each operating under the name “Five Below.” As of January 28, 2012 and February 2, 2013 the Company operated 192 and 244 stores, respectively.

Reverse Stock Split and Authorized Shares

Reverse Stock Split and Authorized Shares

On July 17, 2012, the Company amended its articles of incorporation to reflect a 0.3460-for-1 reverse stock split of its common stock. The amendment also changed the authorized shares of the Company’s common stock to 120,000,000 shares. Concurrent with the reverse stock split, the Company adjusted (i) the conversion price of its Series A 8% Convertible Preferred Stock, (ii) the number of shares subject to and the exercise price of its outstanding stock option awards under its equity incentive plan and (iii) the number of shares subject to and the exercise price of its outstanding warrants to equitably reflect the split. All common stock share and per-share data included in these financial statements give effect to the reverse stock split and the change in authorized shares and have been adjusted retroactively for all periods presented.

Public Stock Offering

Initial Public Offering

On July 24, 2012, the Company completed its initial public offering (the “IPO”) of 11,057,692 shares of common stock at a price of $17.00 per share. The common stock was listed on The NASDAQ Global Select Market under the symbol “FIVE.” The shares sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-180780), which was declared effective by the Securities and Exchange Commission on July 18, 2012. Of the 11,057,692 shares sold in the IPO, the Company issued 4,807,692 shares, and 6,250,000 shares were sold by selling shareholders, including 1,442,308 shares sold pursuant to the exercise in full of the underwriters’ over-allotment option. The Company did not receive any proceeds from shares sold by the selling shareholders. The Company received proceeds of approximately $73.2 million, net of approximately $8.5 million in underwriting discounts and legal, accounting and other fees incurred in connection with the IPO. Of the $73.2 million net proceeds received from the IPO, approximately $65.3 million and $0.7 million, respectively, were used to repay principal and interest under the Company’s Term Loan Facility (defined in note 3) that existed as of the date of the IPO. The remaining net proceeds of the IPO were used for general corporate purposes, including working capital.

Secondary Public Offering

On February 4, 2013, the Company completed its secondary public offering of 13,012,250 shares of common stock at a price of $35.65 per share. The shares sold in the secondary public offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statements on Form S-1 (File No. 333-186043 and File No. 333-186275), which were declared effective by the Securities and Exchange Commission on January 29, 2013. All of the shares in the secondary public offering were sold by the selling shareholders and the Company did not receive any proceeds. The Company did incur fees of $1.0 million related to legal, accounting, and other fees in connection with the secondary public offering, which is included in selling, general and administrative expenses in the accompanying statement of operations for fiscal 2012.

Fiscal Year

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. References to “fiscal year 2012” or “fiscal 2012” refer to the period from January 29, 2012 to February 2, 2013 and consists of a 53-week fiscal year. References to “fiscal year 2011” or “fiscal 2011” refer to the period from January 30, 2011 to January 28, 2012 and consists of a 52-week fiscal year. References to “fiscal year 2010” or “fiscal 2010” refer to the period from January 31, 2010 to January 29, 2011 and consists of a 52-week fiscal year.

Unaudited Pro Forma Presentation

(c) Unaudited Pro Forma Presentation

On May 16, 2012, the Company entered into a $100.0 million term loan facility with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders and used the net proceeds from the term loan facility and cash on hand to pay a special dividend on shares of common stock (including restricted shares) and on an as-converted basis on shares of Series A 8% Convertible Preferred Stock totaling $99.5 million. On July 27, 2012, the Company repaid $65.3 million of principal against the term loan facility and $0.7 million of interest from the proceeds of its IPO. Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock.

Pro forma net loss gives effect to: (i) the 2012 dividend paid to the Company’s preferred shareholders; and (ii) the term loan facility, including the repayment of $65.3 million of outstanding indebtedness with proceeds from the IPO.

The following is a reconciliation of historical net loss to unaudited pro forma net income (in thousands):

Fiscal Year 2012
Net loss attributable to common shareholders	$(45,378)
Add:
Dividend paid to preferred shareholders	62,504
Less:
Interest expense on new term loan facility, net of tax	(324)
Amortization of deferred financing fees related to new term loan facility, net of tax	(65)

Unaudited pro forma net income	16,737
Unaudited pro forma net income attributable to participating securities	(384)

Unaudited pro forma net income attributable to common shareholders	$16,353

Pro Forma weighted average share data gives effect to (i) the conversion of the Company’s outstanding shares of Series A 8% Convertible Preferred Stock into shares of common stock in connection with the closing of the IPO and (ii) the number of shares in the Company’s IPO whose proceeds were used to repay $65.3 million of outstanding indebtedness under the term loan facility.

The following is a reconciliation of unaudited pro forma basic and diluted weighted average common shares outstanding:

Fiscal Year 2012
Shares used in computing basic loss per common share	35,444,200
Adjustment for conversion of Series A 8% Convertible Preferred Stock	14,739,641
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	1,831,180

Unaudited basic pro forma weighted average shares outstanding	52,015,021
Dilutive effect of securities	241,450

Unaudited diluted pro forma weighted average shares outstanding	52,256,471

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity date of three months or less when purchased to be cash equivalents. The majority of payments due from banks for third-party credit card and debit card transactions resulting from customer purchases at the Company’s retail stores process within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card and debit card transactions are classified as cash and cash equivalents in the accompanying balance sheets. Amounts due from banks for these transactions classified as cash equivalents totaled $1.2 million and $1.6 million at January 28, 2012 and February 2, 2013, respectively. Book overdrafts, which are outstanding checks in excess of funds on deposit, are recorded within accounts payable in the accompanying balance sheets and within operating activities in the accompanying statements of cash flows. At January 28, 2012 and February 2, 2013, the Company held additional cash equivalents of $39.8 million and $34.1 million, respectively, which consist of funds in money market accounts. The Company’s cash accounts are primarily maintained with one financial institution.

Fair Value of Financial Instruments

(e) Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation at the measurement date:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Inputs, other than Level 1, that are either directly or indirectly observable.

Level 3: Unobservable inputs developed using the Company’s estimates and assumptions which reflect those that market participants would use.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.

The Company’s financial instruments consist primarily of cash equivalents, accounts payable, and borrowings under a line of credit and Term Loan Facility (as defined in note 3). The Company believes that: (1) the carrying value of cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; (2) the carrying value of the borrowings under the line of credit and Term Loan Facility approximates their fair value because the line of credit’s and Term Loan Facility’s interest rates vary with market interest rates. The Company considers the inputs utilized to determine the fair value of the borrowings under the Term Loan Facility to be Level 2 inputs. At January 28, 2012 and February 2, 2013, the Company had cash equivalents of $41.0 million and $35.7 million, respectively. The Company’s cash equivalents consist of credit card receivables and a money market account for which fair value was determined based on Level 1 inputs.

Inventories

(f) Inventories

Inventories consist of finished goods purchased for resale, including freight, and are stated at the lower of cost or market value, at the individual product level. Cost is determined on a weighted average cost method which approximates a FIFO (first-in, first-out) basis due to the nature of the Company’s inventory. Management of the Company reviews inventory levels in order to identify slow-moving merchandise and uses markdowns to clear merchandise. Inventory cost is reduced when the selling price less costs of disposal is below cost. The Company accrues an estimate for inventory shrink for the period between the last physical count and the balance sheet date. The shrink estimate can be affected by changes in merchandise mix and changes in actual shrink trends.

Property and Equipment

(g) Property and Equipment

Property and equipment are stated at cost. Additions and improvements are capitalized, while repairs and maintenance are charged to expense as incurred.

Depreciation and amortization is recorded using the straight-line method over the shorter of the estimated useful lives of the assets or the terms of the respective leases, if applicable. The estimated useful lives are three to ten years for furniture and fixtures and computers and equipment. Store leasehold improvements are amortized over the shorter of the useful life or the lease term plus assumed extensions, which is generally 10 years. Depreciation and amortization expense for property and equipment, which is included in selling, general and administrative expenses in the accompanying statements of operations, was $4.8 million, $7.1 million and $9.6 million in fiscal 2010, fiscal 2011 and fiscal 2012, respectively.

Property and equipment, net, consists of the following (in thousands):

	January 28, 2012	February 2, 2013
Furniture and fixtures	$23,354	$31,680
Leasehold improvements	32,275	41,671
Computers and equipment	7,477	10,541
Construction in process	1,638	6,678

Property and equipment, gross	64,744	90,570
Less: accumulated depreciation and amortization	(22,704)	(31,530)

Property and equipment, net	$42,040	$59,040

Impairment of Long-Lived Assets

(h) Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Based on its most recent analysis, management believes that no impairment of long-lived assets exists as of February 2, 2013.

Deferred Financing Costs

(i) Deferred Financing Costs

Deferred financing costs (note 3) are amortized to interest expense over the term of the related credit agreement. Amortization expense in fiscal 2010, fiscal 2011 and fiscal 2012 was $28,000, $28,000 and $0.5 million, respectively. In connection with our $65.3 million repayment of the $100.0 million term loan facility, we wrote-off $1.6 million of deferred financing costs in fiscal 2012.

Other Accrued Expenses

(j) Other Accrued Expenses

Other accrued expenses consist of the following (in thousands):

	January 28, 2012	February 2, 2013
Deposit liability related to restricted shares (note 6)	$1,131	$308
Gift card liability	1,745	2,418
Other	5,085	11,819

	$7,961	$14,545

Leases

(k) Leases

The Company leases store locations, distribution centers, and equipment used in its operations. The Company accounts for its leases under the provisions of Accounting Standards Codification (“ASC”) Topic 840, Leases (“ASC 840”), which require that leases be evaluated and classified as operating or capital leases for financial reporting purposes. Any assets held under capital lease are included in property and equipment, net. As of January 28, 2012 and February 2, 2013, the Company had no material capital leases.

Operating lease expense is recorded on a straight-line basis over the lease term. At the inception of a lease, the Company determines the lease term which includes periods under the exercise of renewal options that are reasonably assured. Renewal options are exercised at the Company’s sole discretion. Generally, the Company’s store and distribution center leases have expected lease terms of ten years which are comprised of an initial term of ten years or an initial term of five years and one assumed five-year extension, resulting in a ten-year life. The expected lease term is used to determine whether a lease is capital or operating and is used to calculate straight-line rent expense.

Substantially all of the Company’s leases include options that allow the Company to renew or extend the lease term beyond the initial lease period, subject to terms and conditions agreed upon at the inception of the lease. Such terms and conditions include rental rates agreed upon at the inception of the lease that could represent below or above market rental rates later in the life of the lease, depending upon market conditions at the time of such renewal or extension. In addition, the Company’s leases may include early termination options.

Deferred Rent

(l) Deferred Rent

Certain of the Company’s operating leases contain either rent holidays and/or predetermined fixed escalations of minimum rentals during the original and/or extended lease terms. For these leases, the Company recognizes the related rent expense on a straight-line basis over the life of the lease and records the difference between the amounts charged to operations and amounts paid as deferred rent. The life of the lease is the initial term plus assumed extensions. The Company also receives certain lease incentives in conjunction with entering into operating leases. These lease incentives are recorded as deferred rent at the beginning of the lease term and recognized as a reduction of rent expense over the lease term. In addition, certain of the Company’s leases contain future contingent increases in rents. Such increases in rent expense are recorded in the period in which such contingent increases to the rents take place.

Stock-based Compensation

(m) Stock-based Compensation

The Company measures the cost of employee services received in exchange for stock-based compensation based on the grant date fair value of the employee stock award. Incremental compensation costs arising from subsequent modifications of awards after the grant date must also be recognized. The Company recognizes compensation expense based on the estimated grant date fair value of restricted stock awards, and using the Black-Scholes option-pricing model for grants of stock options which are both recorded over the vesting period. Stock-based compensation cost recognized and included in expenses, excluding modifications, for fiscal 2010, fiscal 2011 and fiscal 2012, was $2.1 million, $1.2 million and $6.9 million, respectively. In addition, during fiscal 2010 and fiscal 2012, the Company recognized $4.3 million and $5.4 million of additional compensation expense related to certain modifications of outstanding options (note 6).

Revenue Recognition

(n) Revenue Recognition

Revenue is recognized at the point of sale. Returns are only permitted for damaged or defective goods. Returns subsequent to the period end are immaterial, accordingly no reserve has been recorded. Gift card sales to customers are initially recorded as liabilities and recognized as sales upon redemption for merchandise. Sales tax collected from customers and remitted to governmental authorities are accounted for on a net basis, and therefore, excluded from sales in the accompanying statements of operations.

Cost of Goods Sold

(o) Cost of Goods Sold

Cost of goods sold reflects the direct costs of purchased merchandise and inbound freight, as well as store occupancy, distribution and buying expenses. Store occupancy costs include rent, common area maintenance, utilities and property taxes for all store locations. Distribution costs include costs for receiving, processing, warehousing and shipping of merchandise to or from the Company’s distribution center and between store locations. Buying costs include compensation expense for the Company’s internal buying organization.

Selling, General and Administrative Expenses

(p) Selling, General and Administrative Expenses

Selling, general and administrative expenses include payroll and other compensation, marketing and advertising expense, depreciation and amortization expense, and other selling and administrative expenses.

Vendor Allowances

(q) Vendor Allowances

The Company receives various incentives in the form of allowances, free product and promotional funds from its vendors based on product purchases and advertising activities. The amounts received are subject to changes in market conditions, vendor marketing strategies and changes in the profitability or sell-through of the related merchandise for the Company. Merchandise allowances are recorded in cost of goods and recognized in the period the related merchandise is sold. Marketing allowances are recorded in selling, general and administrative expenses and are recognized in the period the related advertising occurs to the extent the allowance is a reimbursement that is specific and incremental, and identifiable costs have been incurred by the Company to sell the vendor’s products. To the extent these conditions are not met, these allowances are recorded as merchandise allowances.

Store Pre-Opening Costs

(r) Store Pre-Opening Costs

Costs incurred between completion of a new store location’s construction and its opening (pre-opening costs) are charged to expense as incurred. Pre-opening costs were $2.3 million, $3.4 million and $3.5 million in fiscal 2010, fiscal 2011, and fiscal 2012, respectively, and are recorded in the accompanying statements of operations based on the nature of the expense.

Advertising Costs

(s) Advertising Costs

Advertising costs are charged to expense the first time the advertising takes place. Advertising expenses were $6.4 million, $9.7 million and $12.0 million in fiscal 2010, fiscal 2011 and fiscal 2012, respectively.

Income Taxes

(t) Income Taxes

Income taxes are accounted for under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Commitments and Contingencies

(u) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Use of Estimates

(v) Use of Estimates

The preparation of financial statements requires management of the Company to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, valuation allowances for inventories, income taxes and stock-based compensation expense.

Recent Accounting Pronouncements

(w) Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in ASU No. 2011-04 result in common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles (“GAAP”) and international financial reporting standards (“IFRS”) and change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The adoption of the new requirements of ASU No. 2011-04 did not have an impact on the Company’s financial position or results of operations.

Nature of Business

(a) Nature of Business

Five Below, Inc. (the “Company”) is a specialty value retailer offering merchandise targeted at the teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products includes select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of May 4, 2013 operated 258 stores in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, Michigan, Missouri and Georgia, each operating under the name “Five Below.”

On June 12, 2013, the Company completed an internal business restructuring pursuant to which the Company formed Five Below Merchandising, Inc., a wholly-owned subsidiary (the “Subsidiary”), and transferred to the Subsidiary assets, operations and employees related to the Company’s merchandising operations (the “Restructuring”). Going forward, the Subsidiary will purchase and sell to the Company certain goods for sale at the Company’s retail locations and the Company will provide to the Subsidiary back office support, office space and other services, in each case, pursuant to agreements between the Company and the Subsidiary. In connection with the Restructuring, on June 12, 2013, the Company amended and restated the Loan and Security Agreement (note 3) and certain other ancillary documents to the Company’s Revolving Credit Facility in order to, among other things, allow the Company to form and capitalize the Subsidiary and make the Subsidiary a party to the Loan and Security Agreement as a guarantor of the Company’s obligations thereunder. The Subsidiary has also acceded to the credit agreement and certain ancillary documents to the Company’s Term Loan Facility (note 3) as a guarantor of the Company’s obligations thereunder. For accounting purposes, going forward, the Company’s financial statements will include the accounts of Five Below, Inc. and the newly formed corporation. All intercompany transactions and accounts will be eliminated in consolidation.

Fiscal Year

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. References to “fiscal year 2013” or “fiscal 2013” refer to the period from February 3, 2013 to February 1, 2014 and consists of a 52-week fiscal year. References to “fiscal year 2012” or “fiscal 2012” refer to the period from January 29, 2012 to February 2, 2013 and consisted of a 53-week fiscal year. The fiscal quarters ended April 28, 2012 and May 4, 2013 refer to the 13-week periods ended as of those dates.

Basis of Presentation

(c) Basis of Presentation

The balance sheets as of April 28, 2012 and May 4, 2013, the statements of operations for the thirteen weeks ended April 28, 2012 and May 4, 2013, the statement of shareholders’ equity for the thirteen weeks ended May 4, 2013 and the statements of cash flows for the thirteen weeks ended April 28, 2012 and May 4, 2013 have been prepared by the Company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim reporting and are unaudited. In the opinion of management, the financial statements include all known adjustments (which consist primarily of normal, recurring accruals, estimates and assumptions that impact the financial statements) necessary to present fairly the financial position at the balance sheet dates and the results of operations and cash flows for the periods ended April 28, 2012 and May 4, 2013. The balance sheet as of February 2, 2013, presented herein, has been derived from the audited balance sheet included in the Company’s Annual Report on Form 10-K for fiscal 2012 as filed with the Securities and Exchange Commission on March 28, 2013 and referred to herein as the “Annual Report,” but does not include all disclosures required by U.S. GAAP. These financial statements should be read in conjunction with the financial statements for the fiscal year ended February 2, 2013 and footnotes thereto included in the Annual Report. The results of operations for the thirteen weeks ended April 28, 2012 and May 4, 2013 are not necessarily indicative of operating results for the year ending February 1, 2014 or any other period.

Fair Value of Financial Instruments

(d) Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation at the measurement date:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Inputs, other than Level 1, that are either directly or indirectly observable.

Level 3: Unobservable inputs developed using the Company’s estimates and assumptions which reflect those that market participants would use.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. The Company’s financial instruments consist primarily of cash equivalents, accounts payable, and borrowings under a line of credit and Term Loan Facility (as defined in note 3). The Company believes that: (1) the carrying value of cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; and (2) the carrying value of the borrowings under the line of credit and Term Loan Facility approximates their fair value because the line of credit’s and Term Loan Facility’s interest rates vary with market interest rates. The Company considers the inputs utilized to determine the fair value of the borrowings under the Term Loan Facility to be Level 2 inputs. At April 28, 2012, February 2, 2013, and May 4, 2013, the Company had cash equivalents of $9.6 million, $35.7 million and $30.1 million, respectively. The Company’s cash equivalents consist of credit card receivables and a money market account for which fair value was determined based on Level 1 inputs.